Vanguard® Short-Term Federal Fund
Schedule of Investments (unaudited)
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (83.6%)
U.S. Government Securities (19.3%)
[1]	United States Treasury Note/Bond	4.125%	1/31/2027	122,500	123,117
	United States Treasury Note/Bond	3.875%	10/15/2027	75,000	75,378
[2]	United States Treasury Note/Bond	4.250%	1/15/2028	80,000	81,081
	United States Treasury Note/Bond	1.250%	3/31/2028	80,000	75,697
[3]	United States Treasury Note/Bond	4.625%	9/30/2028	80,000	82,247
	United States Treasury Note/Bond	4.125%	3/31/2029	200,000	203,141
[3]	United States Treasury Note/Bond	3.250%	6/30/2029	40,000	39,459
	United States Treasury Note/Bond	4.250%	6/30/2029	40,000	40,825
	United States Treasury Note/Bond	4.125%	8/31/2030	63,500	64,643
	United States Treasury Note/Bond	4.375%	11/30/2030	62,000	63,841
					849,429
Agency Bonds and Notes (20.9%)
[4]	Fannie Mae Interest Strip	0.000%	11/15/2025	8,000	7,989
[4]	Fannie Mae Principal Strip	0.000%	5/15/2030	36,600	30,738
[4]	Fannie Mae Principal Strip	0.000%	11/15/2030	7,000	5,755
	Federal Home Loan Banks	4.800%	3/6/2028	100,000	100,319
[4]	Federal Home Loan Mortgage Corp.	4.500%	5/19/2027	150,000	150,041
[4]	Freddie Mac Principal Strips	0.000%	3/15/2031	19,983	16,184
	Private Export Funding Corp.	4.300%	12/15/2028	34,000	34,327
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	443,437	376,778
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	232,107	195,232
					917,363
Conventional Mortgage-Backed Securities (40.4%)
[4,5]	Fannie Mae Pool	1.080%	12/1/2027	6,630	6,262
[4,5]	Fannie Mae Pool	1.120%	12/1/2027	16,500	15,587
[4,5]	Fannie Mae Pool	1.160%	11/1/2026	8,500	8,252
[4,5]	Fannie Mae Pool	1.230%	12/1/2027–6/1/2028	3,390	3,194
[4,5]	Fannie Mae Pool	1.330%	3/1/2028	33,000	31,078
[4,5,6]	Fannie Mae Pool	1.384%	12/1/2030	5,198	4,587
[4,5]	Fannie Mae Pool	1.470%	10/1/2028	6,790	6,343
[4,5]	Fannie Mae Pool	1.530%	5/1/2027–10/1/2028	18,121	17,041
[4,5]	Fannie Mae Pool	1.540%	5/1/2028	4,300	4,058
[4,5]	Fannie Mae Pool	1.700%	9/1/2028	1,105	1,039
[4,5]	Fannie Mae Pool	1.740%	2/1/2029	1,400	1,303
[4,5,6]	Fannie Mae Pool	1.773%	8/1/2051	461	441
[4,5]	Fannie Mae Pool	2.120%	9/1/2026	4,100	4,030
[4,5]	Fannie Mae Pool	2.140%	10/1/2029	3,235	3,018
[4,5]	Fannie Mae Pool	2.170%	3/1/2027	7,720	7,528
[4,5]	Fannie Mae Pool	2.190%	11/1/2026	99,620	97,713
[4,5]	Fannie Mae Pool	2.220%	2/1/2027	9,915	9,690
[4,5]	Fannie Mae Pool	2.280%	11/1/2026	2,294	2,254
[4,5]	Fannie Mae Pool	2.340%	8/1/2026	20,000	19,716
[4,5]	Fannie Mae Pool	2.360%	11/1/2026	2,700	2,653
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	1,600	1,500
[4,5]	Fannie Mae Pool	2.380%	9/1/2028	11,940	11,459
[4,5]	Fannie Mae Pool	2.450%	10/1/2026	1,900	1,871
[4,5]	Fannie Mae Pool	2.470%	11/1/2028	28,758	27,624
[4,5]	Fannie Mae Pool	2.550%	12/1/2029	886	835
[4,5]	Fannie Mae Pool	2.680%	6/1/2028	12,700	12,317
[4,5]	Fannie Mae Pool	2.830%	12/1/2026	3,779	3,729
[4,5]	Fannie Mae Pool	2.870%	7/1/2027	38,200	37,517
[4,5]	Fannie Mae Pool	2.890%	1/1/2028	3,783	3,700
[4,5]	Fannie Mae Pool	2.914%	1/1/2028	3,900	3,821
[4,5]	Fannie Mae Pool	2.920%	8/1/2032	986	948
[4,5]	Fannie Mae Pool	2.930%	10/1/2027	6,210	6,085
[4,5]	Fannie Mae Pool	2.940%	4/1/2027	4,402	4,338
[4,5]	Fannie Mae Pool	2.970%	12/1/2027	2,484	2,438
[4,5]	Fannie Mae Pool	3.000%	6/1/2027–8/1/2034	26,964	26,573
[4,5]	Fannie Mae Pool	3.020%	3/1/2028	300	294

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae Pool	3.040%	7/1/2027	12,279	12,098
[4,5]	Fannie Mae Pool	3.050%	5/1/2028–4/1/2029	9,852	9,632
[4,5]	Fannie Mae Pool	3.060%	8/1/2027	1,693	1,666
[4,5]	Fannie Mae Pool	3.140%	3/1/2027	4,100	4,053
[4,5]	Fannie Mae Pool	3.160%	1/1/2027	4,100	4,058
[4,5]	Fannie Mae Pool	3.230%	7/1/2027	2,247	2,218
[4,5]	Fannie Mae Pool	3.290%	4/1/2027	800	792
[4,5]	Fannie Mae Pool	3.320%	7/1/2029	900	878
[4,5]	Fannie Mae Pool	3.485%	4/1/2028	550	544
[4,5]	Fannie Mae Pool	3.500%	5/1/2032	381	376
[4,5]	Fannie Mae Pool	3.790%	1/1/2029	5,000	4,959
[4,5]	Fannie Mae Pool	3.840%	12/1/2028	8,200	8,162
[4,5]	Fannie Mae Pool	4.070%	8/1/2030	4,830	4,824
[4,5]	Fannie Mae Pool	4.150%	8/1/2030	10,200	10,203
[4,5]	Fannie Mae Pool	4.180%	8/1/2030	4,220	4,231
[4,5]	Fannie Mae Pool	4.190%	5/1/2030–7/1/2030	7,075	7,102
[4,5]	Fannie Mae Pool	4.200%	8/1/2030	7,575	7,601
[4,5]	Fannie Mae Pool	4.220%	9/1/2030	18,200	18,296
[4,5]	Fannie Mae Pool	4.230%	5/1/2030	13,230	13,295
[4,5]	Fannie Mae Pool	4.255%	8/1/2030	6,050	6,086
[4,5]	Fannie Mae Pool	4.260%	9/1/2030	2,940	2,958
[4,5]	Fannie Mae Pool	4.290%	4/1/2030	10,840	10,921
[4,5]	Fannie Mae Pool	4.305%	9/1/2030	3,350	3,363
[4,5]	Fannie Mae Pool	4.310%	8/1/2030	13,000	13,108
[4,5]	Fannie Mae Pool	4.340%	9/1/2030	3,460	3,492
[4,5]	Fannie Mae Pool	4.390%	7/1/2028	1,990	2,013
[4,5]	Fannie Mae Pool	4.420%	7/1/2030	5,050	5,115
[4,5]	Fannie Mae Pool	4.430%	8/1/2028	800	809
[4,5]	Fannie Mae Pool	4.490%	12/1/2029–9/1/2030	8,982	9,129
[4,5]	Fannie Mae Pool	4.510%	9/1/2030	6,440	6,528
[4,5]	Fannie Mae Pool	4.530%	1/1/2030	3,000	3,047
[4,5,6]	Fannie Mae Pool	4.551%	10/1/2055	3,187	3,185
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	1,400	1,428
[4,5,6]	Fannie Mae Pool	4.625%	8/1/2055	1,142	1,147
[4,5]	Fannie Mae Pool	4.700%	7/1/2028–1/1/2030	6,800	6,932
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	3,100	3,171
[4,5]	Fannie Mae Pool	4.720%	8/1/2030	11,525	11,792
[4,5]	Fannie Mae Pool	4.910%	12/1/2028	13,100	13,403
[4,5,6]	Fannie Mae Pool	5.004%	11/1/2055	3,200	3,230
[4,5,6]	Fannie Mae Pool	5.080%	4/1/2029–9/1/2055	12,103	12,388
[4,5]	Fannie Mae Pool	5.090%	11/1/2028	4,800	4,930
[4,5,6]	Fannie Mae Pool	5.110%	10/1/2055	590	597
[4,5,6]	Fannie Mae Pool	5.140%	9/1/2055	1,262	1,279
[4,5]	Fannie Mae Pool	5.220%	6/1/2029	2,690	2,779
[4,5,6]	Fannie Mae Pool	5.423%	9/1/2055	7,011	7,130
[4,5]	Fannie Mae Pool	5.470%	6/1/2029	2,764	2,884
[4,5,6]	Fannie Mae Pool	5.699%	9/1/2055	7,900	8,088
[4,5]	Freddie Mac Gold Pool	2.000%	3/1/2028–6/1/2030	22,467	21,998
[4,5]	Freddie Mac Gold Pool	2.500%	2/1/2031–7/1/2033	28,070	27,152
[4,5]	Freddie Mac Gold Pool	3.000%	11/1/2027	766	758
[4,5,6]	Freddie Mac Non Gold Pool	4.561%	10/1/2055	1,040	1,037
[4,5,6]	Freddie Mac Non Gold Pool	4.818%	9/1/2055	2,884	2,893
[4,5,6]	Freddie Mac Non Gold Pool	4.960%	11/1/2055	480	484
[4,5,6]	Freddie Mac Non Gold Pool	5.026%	9/1/2055	715	722
[4,5,6]	Freddie Mac Non Gold Pool	5.100%	11/1/2055	850	858
[4,5,6]	Freddie Mac Non Gold Pool	5.129%	9/1/2055	14,758	14,913
[4,5,6]	Freddie Mac Non Gold Pool	5.178%	10/1/2055	679	686
[4,5,6]	Freddie Mac Non Gold Pool	5.259%	10/1/2055	350	354
[4,5,6]	Freddie Mac Non Gold Pool	5.296%	9/1/2055	869	880
[4,5,6]	Freddie Mac Non Gold Pool	5.309%	11/1/2055	390	394
[4,5,6]	Freddie Mac Non Gold Pool	5.317%	9/1/2055	812	823
[4,5,6]	Freddie Mac Non Gold Pool	5.334%	9/1/2055	10,577	10,721
[4,5,6]	Freddie Mac Non Gold Pool	5.365%	10/1/2055	410	414
[4,5]	Freddie Mac Pool	1.050%	10/1/2027	13,200	12,455
[4,5]	Freddie Mac Pool	1.180%	5/1/2027	3,770	3,615
[4,5]	Freddie Mac Pool	1.250%	4/1/2027	8,853	8,518
[4,5]	Freddie Mac Pool	2.060%	10/1/2026	5,309	5,208
[4,5]	Freddie Mac Pool	2.100%	11/1/2026	1,970	1,931
[4,5]	Freddie Mac Pool	2.120%	10/1/2026	4,774	4,686
[4,5]	Freddie Mac Pool	3.000%	11/1/2026–8/1/2033	10,845	10,613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Freddie Mac Pool	4.000%	4/1/2030	10,600	10,563
[4,5]	Freddie Mac Pool	4.250%	4/1/2030	2,820	2,830
[4,5]	Freddie Mac Pool	4.290%	3/1/2030	3,070	3,093
[4,5]	Freddie Mac Pool	4.500%	7/1/2040	1,977	1,974
[5]	Ginnie Mae I Pool	2.500%	1/15/2028–7/15/2028	5,201	5,129
[5]	Ginnie Mae II Pool	2.500%	5/20/2027–1/20/2028	9,866	9,726
[5]	Ginnie Mae II Pool	3.000%	2/20/2032–1/20/2033	252,535	246,110
[5,6]	Ginnie Mae II Pool	4.500%	9/20/2055	1,968	1,966
[4,5]	UMBS Pool	1.500%	11/1/2030–1/1/2037	164,881	151,934
[4,5]	UMBS Pool	2.000%	10/1/2027–2/1/2037	341,186	319,695
[4,5,7]	UMBS Pool	2.500%	10/1/2027–11/18/2040	144,524	137,694
[4,5]	UMBS Pool	3.000%	8/1/2027–4/1/2037	44,340	43,112
[4,5]	UMBS Pool	3.500%	4/1/2031–6/1/2038	18,047	17,748
[4,5,7]	UMBS Pool	4.000%	10/1/2037–12/1/2039	13,953	13,740
[4,5,7]	UMBS Pool	4.500%	11/15/2039–7/1/2040	16,623	16,597
[4,5]	UMBS Pool	6.000%	9/1/2039	5,372	5,552
					1,776,332
Nonconventional Mortgage-Backed Securities (3.0%)
[4,5]	Fannie Mae REMICS	1.750%	5/25/2041–7/25/2042	13,721	12,623
[4,5]	Fannie Mae REMICS	2.000%	10/25/2032–3/25/2033	9,394	8,887
[4,5]	Fannie Mae REMICS	2.500%	11/25/2049	15,748	14,900
[4,5]	Fannie Mae REMICS	3.000%	6/25/2043	8,940	8,638
[4,5]	Fannie Mae REMICS	3.500%	10/25/2034	9,406	9,205
[4,5]	Fannie Mae REMICS	5.000%	2/25/2040	1,271	1,296
[4,5]	Fannie Mae REMICS	5.500%	9/25/2033	3,902	4,019
[4,5]	Freddie Mac REMICS	1.000%	4/25/2031	7,613	7,140
[4,5]	Freddie Mac REMICS	2.000%	5/15/2041	5,040	4,647
[4,5]	Freddie Mac REMICS	2.250%	8/25/2049	13,786	12,280
[4,5,6]	Freddie Mac REMICS	3.000%	9/15/2032–12/25/2049	28,411	27,489
[4,5,6]	Freddie Mac REMICS	3.500%	2/25/2052	511	450
[4,5]	Freddie Mac REMICS	4.000%	7/15/2046	3,183	3,168
[5]	Ginnie Mae REMICS	2.250%	9/20/2051	18,446	17,249
[5,6]	Ginnie Mae REMICS	2.500%	5/20/2051	439	367
[5,6]	Ginnie Mae REMICS	3.000%	12/20/2051	182	158
					132,516
Total U.S. Government and Agency Obligations (Cost $3,698,977)					3,675,640
Asset-Backed/Commercial Mortgage-Backed Securities (14.7%)
[4,5,6]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	9,092	8,989
[4,5]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	7,936	7,848
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M1	2.418%	10/25/2026	20,918	20,584
[4,5]	Fannie Mae-Aces Class A2 Series 2017-M11	2.980%	8/25/2029	16,526	15,888
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M12	3.061%	6/25/2027	1,118	1,100
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M14	2.810%	11/25/2027	2,898	2,838
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M15	2.966%	9/25/2027	8,095	7,968
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	33,015	32,546
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	5,375	5,297
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M1	2.986%	12/25/2027	1,860	1,826
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M7	3.030%	3/25/2028	64,449	63,192
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M8	3.311%	6/25/2028	9,547	9,412
[4,5,6]	Fannie Mae-Aces Class A2 Series 2024-M6	2.904%	7/25/2027	134,451	132,251
[4,5,8]	Fannie Mae-Aces Class A2 Series 2025-M5	1.843%	11/25/2031	11,890	10,499
[4,5,6]	Fannie Mae-Aces Class AL Series 2012-M14	2.876%	9/25/2027	8,890	8,718
[4,5,6]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	10,215	10,368
[4,5,6]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/2027	5,148	4,864
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K057	2.570%	7/25/2026	61,543	60,913
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	26,223	25,922
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K059	3.120%	9/25/2026	15,862	15,727
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K061	3.347%	11/25/2026	36,084	35,736
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	21,580	21,331
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	44,245	43,654
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	4,100	4,052
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	22,500	22,250
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	22,060	21,843
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	11,310	11,231
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/2028	8,673	8,667
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	3,260	3,245
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	4,980	4,944

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	4,427	4,296
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	1,265	1,292
[4,5,6,7]	FREMF Mortgage Trust Class A2 Series K549	4.340%	9/25/2030	15,110	15,283
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $643,045)					644,574
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[9]	Vanguard Market Liquidity Fund (Cost $8,860)	4.141%		88,610	8,861
Total Investments (98.5%) (Cost $4,350,882)					4,329,075
			Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-4.4%)
[4,5,7]	UMBS Pool	2.500%	11/18/2040	(4,000)	(3,764)
[4,5,7]	UMBS Pool	5.000%	11/13/2055	(94,503)	(93,393)
[4,5,7]	UMBS Pool	5.500%	11/15/2054	(94,256)	(95,067)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $191,646)					(192,224)
Other Assets and Liabilities—Net (5.9%)					259,144
Net Assets (100%)					4,395,995
Cost is in $000.
1	Securities with a value of $1,794 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $5,913 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $600 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
8	Security value determined using significant unobservable inputs.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	2,256	469,794	(672)
10-Year U.S. Treasury Note	December 2025	164	18,478	(98)
Long U.S. Treasury Bond	December 2025	149	17,480	473
Ultra 10-Year U.S. Treasury Note	December 2025	91	10,509	21
Ultra Long U.S. Treasury Bond	December 2025	36	4,366	154
				(122)

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(1,951)	(213,071)	689
				567

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/30/2027	12/1/2025[1]	375,000	0.000[2]	(3.206)[3]	1,065	1,065
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
C.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on futures at October 31, 2025.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,675,640	—	3,675,640
Asset-Backed/Commercial Mortgage-Backed Securities	—	634,075	10,499	644,574
Temporary Cash Investments	8,861	—	—	8,861
Total	8,861	4,309,715	10,499	4,329,075
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(192,224)	—	(192,224)
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,337	—	—	1,337
Swap Contracts[1]	—	1,065	—	1,065
Total	1,337	1,065	—	2,402
Liabilities
Futures Contracts[1]	(770)	—	—	(770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.